Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2024 and 2025 consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Bank borrowings
Guaranteed(i)	433,991	415,947
Short-term bank borrowings(ii),(iii)	433,991	415,947
(i)	The bank borrowings were guaranteed by Mr. Shek Kin Pong, a director of the Company, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.

(ii)	As of December 31, 2024 and 2025, the Company had bank borrowings amounted to US$433,991 and US$415,947, respectively, which contained repayment on demand clauses. Accordingly, they have been classified as current liabilities. For the purpose of the illustration, such bank borrowings are included within short-term bank borrowings and represented as bank borrowings repayable on demand.

(iii)	The bank borrowings are all denominated in HK$.

Schedule of Bank Borrowings

Bank borrowings as at December 31, 2024 and 2025 are as follows:

					Balance as at December 31,
Lender	Type	Maturity date	Currency	Interest rate	2024	2025
					US$	US$
The Hongkong and Shanghai Banking Corporation Limited	Term loan	8 years with repayable on demand clause	HK$	Prime rate – 2.25%	433,991	415,947

Schedule of Contractual Repayment

As of December 31, 2024, the contractual repayment schedule is as follows:

US$
Year ending December 31, 2025	105,732
Year ending December 31, 2026	109,084
Year ending December 31, 2027	112,542
Year ending December 31, 2028	90,305
Year ending December 31, 2029	16,328
Total bank borrowings	433,991

As of December 31, 2025, the contractual repayment schedule is as follows:

US$
Year ending December 31, 2026	88,636
Year ending December 31, 2027	109,143
Year ending December 31, 2028	112,182
Year ending December 31, 2029	89,725
Year ending December 31, 2030	16,261
Total bank borrowings	415,947